INVESTMENTS IN SUBSIDIARIES - Schedule of non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments In Subsidiaries [Line Items]
Equity	$ (8,392)	$ (11,938)
Incomes	$ 3,577	$ 473	$ (281)
LATAM Airlines Perú S.A.
Investments In Subsidiaries [Line Items]
Percentage of income attributable to subsidiaries	0.19%	0.19%	0.19%
Equity	$ 210	$ 136
Incomes	$ 74	$ 43	$ (9)
Aerovías de Integración Regional S.A.
Investments In Subsidiaries [Line Items]
Percentage of income attributable to subsidiaries	0.774%	0.774%	0.774%
Equity	$ (5,579)	$ (5,517)
Incomes	$ (96)	$ (463)	$ (101)
Línea Aérea Carguera de Colombia S.A.
Investments In Subsidiaries [Line Items]
Percentage of income attributable to subsidiaries	9.54%	9.54%	9.54%
Equity	$ (5,298)	$ (7,848)
Incomes	$ 2,550	$ 573	$ (500)
Transportes Aéreos del Mercosur S.A.
Investments In Subsidiaries [Line Items]
Percentage of income attributable to subsidiaries	5.02%	5.02%	5.02%
Equity	$ 2,052	$ 1,100
Incomes	$ 1,014	$ 321	$ 304
Lan Cargo S.A. and Subsidiaries
Investments In Subsidiaries [Line Items]
Percentage of income attributable to subsidiaries	0.10196%	0.10196%	0.10196%
Equity	$ 223	$ 191
Incomes	$ 35	$ (1)	$ 25